UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4323


                           IXIS Advisor Funds Trust I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
--------------------------------------------------------------------------------
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

ITEM I      SCHEDULE OF INVESTMENTS




--------------------------------------------------------------------------------

Loomis Sayles Core Plus Bond Fund -- PORTFOLIO OF INVESTMENTS

--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

   Principal
    Amount      Description                            Value (a)
----------------------------------------------------------------
Bonds and Notes  -- 98.6% of Total Net Assets
                Asset-Backed Securities -- 6.2%
$     690,000   AmeriCredit Automobile
                Receivables Trust, Series
                2003-D-M, Class A-4,
                2.840%, 8/06/2010               $       678,116
    2,595,000   AmeriCredit Automobile
                Receivables Trust, Series
                2005-CF, Class A-3,
                4.470%, 5/06/2010                     2,579,702
    2,943,507   Countrywide Asset-Backed
                Certificates, Series 2003-5,
                Class AF4,
                4.905%, 8/25/2032                     2,934,741
      790,000   Countrywide Asset-Backed
                Certificates, Series 2004-S1,
                Class A2,
                3.872%, 3/25/2020                       776,455
    1,095,000   Countrywide Asset-Backed
                Certificates, Series 2004-S1,
                Class A3,
                4.615%, 2/25/2035                     1,065,354
    1,730,000   Ford Credit Auto Owner Trust,
                Series 2004-A, Class A4,
                3.540%, 11/15/2008                    1,694,926
    1,800,000   Greenwich Capital Commercial
                Funding Corp., Series 2005-GG5,
                Class A2,
                5.117%, 4/10/2037                     1,804,371
    1,850,000   Residential Asset Securities
                Corp., Series 2003-KS10, Class
                AI4,
                4.470%, 3/25/2032                     1,832,772
    1,000,000   WFS Financial Owner Trust,
                Series 2004-4, Class A3,
                2.980%, 9/17/2009                       984,373
      515,000   WFS Financial Owner Trust,
                Series 2004-4, Class A4,
                3.440%, 5/17/2012                       501,062
                                                ----------------
                                                     14,851,872
                                                ----------------

                Automotive -- 4.3%
    1,645,000   Ford Motor Co.,
                7.450%, 7/16/2031(c)                  1,118,600
    1,510,000   Ford Motor Credit Co., Global
                Note,
                5.625%, 10/01/2008                    1,324,952
      655,000   General Motors Acceptance Corp.
                (MTN),
                6.750%, 12/01/2014(c)                   589,252
    4,515,000   General Motors Acceptance
                Corp.,
                8.000%, 11/01/2031(c)                 4,324,833
    2,880,000   Navistar International Corp.,
                Senior Subordinated Note,
                9.375%, 6/01/2006                     2,923,200
                                                ----------------
                                                     10,280,837
                                                ----------------

                Banking -- 1.5%
    1,400,000   Chevy Chase Bank FSB,
                Subordinated Note,
                6.875%, 12/01/2013                    1,442,000
      715,000   JPMorgan Chase & Co., Global
                Subordinated Note,
                5.750%, 1/02/2013                       737,368


                Banking -- continued
$   1,200,000   State Street Institutional
                Capital A, Series A, Guaranteed
                Note, 144A,
                7.940%, 12/30/2026              $     1,273,488
                                                ----------------
                                                      3,452,856
                                                ----------------

                Beverages -- 1.5%
    3,125,000   Cia Brasileira de Bebidas,
                Guaranteed Note,
                8.750%, 9/15/2013                     3,652,344
                                                ----------------

                Brokerage -- 0.3%
      675,000   Goldman Sachs Group, Inc.,
                Senior Note,
                6.600%, 1/15/2012                       725,078
                                                ----------------

                Chemicals -- 0.9%
    1,470,000   ICI Wilmington, Inc.,
                Guaranteed Note,
                5.625%, 12/01/2013                    1,463,192
      600,000   Methanex Corp., Senior Note,
                6.000%, 8/15/2015                       583,087
                                                ----------------
                                                      2,046,279
                                                ----------------

                Construction Machinery  -- 0.7%
    1,600,000   Case New Holland, Inc., Senior
                Note,
                9.250%, 8/01/2011                     1,712,000
                                                ----------------

                Consumer Products -- 0.9%
      865,000   Church & Dwight Co., Inc.,
                6.000%, 12/15/2012(c)                   852,025
    1,375,000   Jostens IH Corp., Senior
                Subordinated Note,
                7.625%, 10/01/2012 (c)                1,381,875
                                                ----------------
                                                      2,233,900
                                                ----------------

                Electric -- 3.5%
    1,455,000   Duke Energy Corp., Senior Note,
                4.200%, 10/01/2008                    1,423,019
    2,030,000   Empresa Nacional de
                Electricidad SA, Chile,
                8.350%, 8/01/2013                     2,312,002
    1,325,000   Enersis SA, Chile,
                7.375%, 1/15/2014                     1,425,204
    1,325,000   Ipalco Enterprises, Inc.,
                Senior Secured Note,
                8.375%, 11/14/2008                    1,387,938
    1,710,000   Progress Energy, Inc.,
                7.100%, 3/01/2011                     1,844,953
                                                ----------------
                                                      8,393,116
                                                ----------------

                Food & Beverage -- 0.8%
      225,000   Kraft Foods, Inc.,
                5.250%, 10/01/2013                      225,086
    1,675,000   Kraft Foods, Inc.,
                5.625%, 11/01/2011                    1,718,545
                                                ----------------
                                                      1,943,631
                                                ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

   Principal
    Amount      Description                          Value (a)
----------------------------------------------------------------
                Foreign Local Governments -- 3.0%
$   3,000,000   Pemex Finance, Ltd., Series
                1998, Class 18NT,
                9.150%, 11/15/2018              $     3,740,850
    3,265,000   Pemex Project Funding Master
                Trust,
                7.875%, 2/01/2009                     3,491,918
                                                ----------------
                                                      7,232,768
                                                ----------------

                Gaming -- 0.5%
      770,000   Harrah's Operating Co., Inc.,
                Senior Note,
                7.125%, 6/01/2007                       789,539
      450,000   Harrah's Operating Co., Inc.,
                Guaranteed Senior Note,
                7.500%, 1/15/2009                       476,625
                                                ----------------
                                                      1,266,164
                                                ----------------

                Government Agencies -- 4.2%
    5,025,000   FHLMC,
                2.875%, 12/15/2006                    4,937,726
  140,000,000   FNMA,
                1.750%, 3/26/2008                     1,224,340
    3,710,000   FNMA,
                5.250%, 1/15/2009                     3,766,622
                                                ----------------
                                                      9,928,688
                                                ----------------

                Healthcare -- 1.6%
    1,655,000   Aetna, Inc., Senior Note,
                7.875%, 3/01/2011                     1,855,837
      765,000   AmerisourceBergen Corp., Senior
                                   Note, 144A,
                5.875%, 9/15/2015                       771,694
    1,315,000   WellPoint, Inc.,
                3.750%, 12/14/2007                    1,285,794
                                                ----------------
                                                      3,913,325
                                                ----------------

                Home Construction -- 1.1%
    1,405,000   Desarrolladora Homex SA de CV,
                Guaranteed Senior Note, 144A,
                7.500%, 9/28/2015                     1,380,412
    1,315,000   Pulte Homes, Inc., Senior Note,
                4.875%, 7/15/2009(c)                  1,288,156
                                                ----------------
                                                      2,668,568
                                                ----------------

                Independent Energy -- 0.6%
      480,000   Chesapeake Energy Corp., Senior
                Note,
                6.375%, 6/15/2015                       480,000
      990,000   Pioneer Natural Resources Co.,
                Senior Note,
                6.500%, 1/15/2008                     1,011,600
                                                ----------------
                                                      1,491,600
                                                ----------------

                Industrial Other -- 1.2%
    2,865,000   Aramark Services, Inc.,
                Guaranteed Note,
                7.000%, 7/15/2006                     2,891,301
                                                ----------------

                Insurance -- 0.5%
$     605,000   Marsh & McLennan Cos., Inc.,
                5.875%, 8/01/2033(c)            $       579,142
      665,000   St. Paul Travelers Cos., Inc.
                (The),
                5.500%, 12/01/2015                      669,786
                                                ----------------
                                                      1,248,928
                                                ----------------

                Media Cable -- 1.7%
    2,000,000   CSC Holdings, Inc., Senior Note,
                7.625%, 7/15/2018                     1,900,000
      515,000   CSC Holdings, Inc., Senior Note,
                7.875%, 2/15/2018                       496,975
    1,540,000   Rogers Cable, Inc.,
                6.750%, 3/15/2015(c)                  1,563,100
                                                ----------------
                                                      3,960,075
                                                ----------------

                Media Non-Cable -- 2.1%

      620,000   Cox Communications, Inc.,
                5.450%, 12/15/2014                      604,998
    2,265,000   Cox Communications, Inc.,
                7.750%, 11/01/2010                    2,453,153
      540,000   Reed Elsevier Capital, Inc.,
                4.625%, 6/15/2012                       523,332
    1,290,000   Time Warner, Inc.,
                7.700%, 5/01/2032                     1,450,810
                                                ----------------
                                                      5,032,293
                                                ----------------

                Metals & Mining -- 0.3%
      705,000   International Steel Group,
                Inc.,
                6.500%, 4/15/2014(c)                    705,000
       70,000   Texas Industries, Inc., Senior
                                   Note, 144A,
                7.250%, 7/15/2013                        72,625
                                                ----------------
                                                        777,625
                                                ----------------

                Mortgage Backed Securities -- 4.1%
      795,000   Banc of America Commercial
                Mortgage, Inc., Series 2005-6,
                Class A2,
                5.165%, 9/10/2047                       798,147
    1,245,000   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2005-PW10, Class A2,
                5.270%, 12/11/2040                    1,255,331
    1,500,000   GS Mortgage Securities Corp.
                II, Series 2005-GG4, Class A4A,
                4.751%, 7/10/2039                     1,455,469
    1,710,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C3, Class A3,
                4.647%, 7/15/2030                     1,666,109
    2,400,000   Morgan Stanley Capital I,
                Series 2005-T19, Class A4A,
                4.890%, 6/12/2047                     2,352,871
    2,195,000   Wachovia Bank Commercial
                Mortgage Trust, Series
                               2005-C20, Class A2,
                4.519%, 7/15/2042                     2,141,249
                                                ----------------
                                                      9,669,176
                                                ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

   Principal
    Amount      Description                          Value (a)
 ---------------------------------------------------------------
                Mortgage Related -- 29.3%
$   2,536,277   FHLMC,
                4.000%, 7/01/2019               $     2,420,108
    7,319,892   FHLMC,
                4.500%, with various maturities
                to 2034(e)                            7,052,398
    3,111,127   FHLMC,
                5.000%, 11/01/2018                    3,084,641
   13,436,577   FHLMC,
                5.000%, with various maturities
                to 2035(e)                           13,008,286
    2,045,668   FHLMC,
                5.500%, with various maturities
                to 2018(e)                            2,058,630
      292,462   FHLMC,
                6.000%, 6/01/2035                       295,727
    1,013,667   FNMA,
                4.000%, 6/01/2019                       969,105
    6,741,129   FNMA,
                4.500%, with various maturities
                to 2035(e)                            6,488,404
    1,659,796   FNMA,
                5.000%, 5/01/2018                     1,644,424
    6,693,077   FNMA,
                5.000%, 7/01/2035                     6,485,312
   11,240,834   FNMA,
                5.500%, with various maturities
                to 2035(e)                           11,170,941
    1,844,085   FNMA,
                5.500%, 8/01/2035                     1,826,412
    2,437,048   FNMA,
                6.000%, with various maturities
                to 2034(e)                            2,475,522
    1,567,187   FNMA,
                6.000%, 11/01/2034                    1,582,005
    3,821,636   FNMA,
                6.500%, with various maturities
                to 2034(e)                            3,923,505
      340,446   FNMA,
                7.000%, with various maturities
                to 2030(e)                              355,392
      446,774   FNMA,
                7.500%, with various maturities
                to 2032(e)                              468,267
    1,448,646   GNMA,
                5.500%, 2/20/2034                     1,454,979
      550,510   GNMA,
                6.000%, 1/15/2029                       564,564
    1,246,783   GNMA,
                6.500%, with various maturities
                to 2032(e)                            1,303,502
      735,443   GNMA,
                7.000%, with various maturities
                to 2029(e)                              773,523
      205,834   GNMA,
                7.500%, with various maturities
                to 2030(e)                              217,094
       92,130   GNMA,
                8.000%, 11/15/2029                       98,658

                Mortgage Related -- continued
$     217,589   GNMA,
                8.500%, with various maturities
                to 2023(e)                      $       236,302
       26,707   GNMA,
                9.000%, with various maturities
                to 2016(e)                               28,910
       68,318   GNMA,
                11.500%, with various
                maturities to 2015(e)                    75,416
                                                ----------------
                                                     70,062,027
                                                ----------------

                Non-Captive Diversified -- 2.5%
  431,000,000   General Electric Capital Corp.,
                0.550%, 10/14/2008                    3,655,551
  271,000,000   General Electric Capital Corp.
                (MTN),
                1.400%, 11/02/2006 (JPY)              2,321,020
                                                ----------------
                                                      5,976,571
                                                ----------------

                Paper -- 2.7%
    1,618,000   Abitibi-Consolidated Finance,
                LP,
                7.875%, 8/01/2009                     1,601,820
    1,016,000   Abitibi-Consolidated, Inc.,
                8.550%, 8/01/2010(c)                  1,028,700
    1,200,000   Georgia-Pacific Corp.,
                7.375%, 12/01/2025                    1,080,000
      755,000   Georgia-Pacific Corp.,
                7.750%, 11/15/2029                      688,937
      480,000   Georgia-Pacific Corp.,
                8.875%, 5/15/2031                       481,200
    1,535,000   International Paper Co.,
                4.000%, 4/01/2010                     1,449,438
                                                ----------------
                                                      6,330,095
                                                ----------------

                Pharmaceuticals -- 2.6%
      575,000   Cardinal Health, Inc.,
                5.850%, 12/15/2017                      584,869
    1,470,000   Caremark Rx, Inc., Senior Note,
                7.375%, 10/01/2006                    1,495,060
    1,250,000   Medco Health Solutions,
                7.250%, 8/15/2013                     1,373,145
    2,750,000   Valeant Pharmaceuticals
                International, Senior Note,
                7.000%, 12/15/2011                    2,701,875
                                                ----------------
                                                      6,154,949
                                                ----------------

                Pipelines -- 1.1%
    2,464,000   Kinder Morgan Energy Partners,
                LP,
                7.125%, 3/15/2012                     2,693,918
                                                ----------------

                Real Estate Investment Trusts -- 2.6%
      195,000   Colonial Realty, LP, Senior
                Note,
                4.750%, 2/01/2010                       189,941
    1,350,000   Colonial Realty, LP, Senior
                Note,
                5.500%, 10/01/2015                    1,315,871
    2,040,000   EOP Operating, LP, Guaranteed
                Note,
                4.650%, 10/01/2010                    1,976,578
    1,250,000   iStar Financial, Inc., Senior
                Note,
                6.000%, 12/15/2010                    1,269,290

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

   Principal
    Amount      Description                          Value (a)
 ---------------------------------------------------------------
                Real Estate Investment Trusts -- continued
$   1,340,000   Simon Property Group, LP,
                6.375%, 11/15/2007              $     1,369,271
                                                ----------------
                                                      6,120,951
                                                ----------------

                Refining -- 0.2%
      515,000   Premcor Refining Group (The),
                Inc., Senior Note,
                7.500%, 6/15/2015                       549,005
                                                ----------------

                Sovereigns -- 0.5%
    9,195,000   Kingdom of Sweden,
                4.000%, 12/01/2009 (SEK)              1,196,605
                                                ----------------

                Supermarkets -- 2.7%
       85,000   Albertson's, Inc.,
                7.750%, 6/15/2026                        81,231
       35,000   Albertson's, Inc.,
                8.700%, 5/01/2030                        34,818
      975,000   Albertson's, Inc., Senior Note,
                7.450%, 8/01/2029                       903,907
      560,000   Albertson's, Inc., Senior Note,
                8.000%, 5/01/2031                       550,954
      125,000   Albertson's, Inc., Series C
                (MTN),
                6.625%, 6/01/2028                       106,636
      125,000   American Stores Co.,
                8.000%, 6/01/2026                       130,794
    1,620,000   Delhaize America, Inc.,
                9.000%, 4/15/2031                     1,904,501
    2,720,000   Fred Meyer, Inc.,
                7.450%, 3/01/2008                     2,834,188
                                                ----------------
                                                      6,547,029
                                                ----------------

                Technology -- 0.4%
      665,000   Corning, Inc.,
                6.200%, 3/15/2016                       680,050
      275,000   Sungard Data Systems, Inc.,
                Senior Note, 144A,
                9.125%, 8/15/2013                       284,625
                                                ----------------
                                                        964,675
                                                ----------------

                Transportation Services -- 0.6%
    1,310,000   Overseas Shipholding Group,
                Senior Note,
                7.500%, 2/15/2024                     1,296,900
                                                ----------------

                Treasuries -- 6.4%
    6,033,814   U.S. Treasury Bond,
                2.375%, 1/15/2025(c)                  6,341,635
      755,000   U.S. Treasury Bond,
                4.500%, 11/15/2015 (c)                  761,194
    4,000,000   U.S. Treasury Bond,
                5.250%, 2/15/2029(c)                  4,364,844

                Treasuries -- continued
$   3,335,000   U.S. Treasury Bond,
                5.375%, 2/15/2031(c)            $     3,746,142
                                                ----------------
                                                     15,213,815
                                                ----------------

                Wireless -- 0.4%
      100,000   Rogers Wireless, Inc.,
                7.250%, 12/15/2012                      105,125
      730,000   Sprint Capital Corp.,
                6.125%, 11/15/2008                      750,667
                                                ----------------
                                                        855,792
                                                ----------------

                Wirelines -- 5.1%
    1,485,000   AT&T Corp., Senior Note,
                9.750%, 11/15/2031                    1,865,344
    1,650,000   GTE Corp.,
                7.900%, 2/01/2027                     1,747,751
    3,200,000   LCI International, Inc., Senior
                Note,
                7.250%, 6/15/2007                     3,216,000
      210,000   Qwest Capital Funding, Inc.,
                6.500%, 11/15/2018                      191,100
    1,240,000   Qwest Corp.,
                7.200%, 11/10/2026                    1,202,800
      850,000   Qwest Corp.,
                7.250%, 9/15/2025                       845,750
      255,000   Qwest Corp.,
                7.250%, 10/15/2035                      246,713
    1,675,000   Qwest Corp.,
                7.500%, 6/15/2023(c)                  1,664,531
    1,135,000   Sprint Capital Corp.,
                6.875%, 11/15/2028                    1,240,203
                                                ----------------
                                                     12,220,192
                                                ----------------
                Total Bonds and Notes
                (Identified Cost $235,918,314)      235,554,948
                                                ----------------

Short-Term Investments -- 12.6%

    Shares
----------------------------------------------------------------
   26,886,370   State Street Navigator
                Securities Lending Prime
                Portfolio(f)                                  26,886,370

   Principal
    Amount
----------------------------------------------------------------
    3,164,037   Tri-Party Repurchase Agreement with
                Fixed Income Clearing Corporation,
                date 12/30/2005 at 2.050% to
                repurchase at $3,164,758 on 1/03/2006,
                collateralized by $3,210,000 U.S.
                Treasury Note, 2.75% due 6/30/2006
                valued at $3,230,063(d)                         3,164,037
                                                          ----------------
                Total Short-Term Investments
                (Identified Cost $30,050,407)                  30,050,407
                                                          ----------------
                Total Investments -- 111.2%
                (Identified Cost $265,968,721)                265,605,355
                Other assets less liabilities -- (11.2%)
                                                              (26,808,643)
                                                          ----------------
                Total Net Assets -- 100%                   $   238,796,712
                                                          ================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price("NOCP"), or if lacking NOCP, at the most recent bid quotations on the NASDAQ National Market. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

     The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and /or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

     The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

     At December 31, 2005, the net unrealized appreciation on investments based on cost of $267,732,043 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation
     for all investments in which there is an
     excess of value over tax cost                         $   3,216,125

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

     Aggregate gross unrealized depreciation
     for all investments in which there is an
     excess of tax cost over value                            (5,342,812)
                                                           --------------


     Net unrealized depreciation                           $  (2,126,687)
                                                           ==============


     At September 30, 2005, the Fund had a capital loss carryover of approximately $20,960,955 which expires on September 30, 2010. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank & Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $26,349,408 and $26,886,370, respectively.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

(e) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(f)  Represents investments of securities lending collateral.

(g) All or a portion of this security has been segregated to cover collateral requirements on TBA obligations.

FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
GNMA     Government National Mortgage Association

MTN      Medium Term Note

TBA      To Be Announced

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At December 31, 2005, the value of these amounted to $3,782,844 or 1.58% of net assets.

JPY - Japanese Yen

SEK - Swedish Krona

ITEM 2.     CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 IXIS Advisor Funds Trust I

                                 By:      /s/ John T. Hailer
                                      -----------------------------------------
                                 Name:    John T. Hailer
                                 Title:   President and Chief Executive Officer
                                 Date:    February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                  By:      /s/ John T. Hailer
                                      -----------------------------------------
                                  Name:    John T. Hailer
                                  Title:   President and Chief Executive Officer
                                  Date:    February 27, 2006


                                  By:/s/ Michael C. Kardok
                                      -----------------------------------------
                                  Name:    Michael C. Kardok
                                  Title:   Treasurer
                                  Date:    February 27, 2006